INCOME TAX	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
INCOME TAX

11.Income Taxes

Science 37 is treated as a “C” corporation for U.S. tax purposes.

Adoption of Recent Accounting Pronouncements

In December 2019, the FASB issued ASU No. 2019-12, Simplifying the Accounting for Income Taxes (ASU 2019-12), which eliminates certain exceptions to the guidance in Income Taxes (Topic 740) related to the approach for intraperiod tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences. The new guidance also simplifies aspects of the accounting for franchise taxes and enacted changes in tax laws or rates and clarifies the accounting for transactions that result in a step-up in the tax basis of goodwill. The standard is effective for fiscal years beginning after December 15, 2020 and interim periods within those fiscal years. Early adoption is permitted in an interim or annual period. Entities that elect to early adopt the amendments in an interim period should reflect any adjustments as of the beginning of the annual period that includes that interim period. Additionally, entities that elect early adoption must adopt all the amendments in the same period. Entities will apply the guidance prospectively, except for certain amendments. The Company adopted ASU 2019-12 effective January 1, 2021. The adoption of this standard did not have a material impact on the Company’s condensed consolidated financial statements and related disclosures.

11.Income Taxes (continued)

The Company has incurred net operating losses since inception and is forecasting additional losses through December 31, 2021. Therefore, no U.S. Federal, state or foreign income taxes are expected for 2021 and no provision for such taxes has been recorded as of June 30, 2021. Due to the Company’s history of losses since inception, there is not enough evidence at this time to support the conclusion that the Company will generate future income of a sufficient amount and nature to utilize the benefits of the Company’s net deferred tax assets. Accordingly, as of June 30, 2021 and December 31, 2020, the Company provided a full valuation allowance against its net deferred tax assets since as of that time, the Company could not assert that it was more likely than not that these deferred tax assets would be realized.

17.         Income Taxes

For the years ended December 31, 2020 and 2019, the amount of loss before taxes was:

	2020	2019
U.S. income (loss) before taxes	$(31,666,084)	$(18,468,776)
Foreign income (loss) before taxes	—	—
Total income (loss) before taxes	$(31,666,084)	$(18,468,776)

Both current and deferred income tax (benefit) expense as of December 31, 2020 and 2019 were $0 and $0, respectively.

17.         Income Taxes (continued)

The Company has not recorded any provision for income taxes for the years ended December 31, 2020 and 2019, due to its history of operating losses. The effective tax rate for the year ended December 31, 2020, is different from the federal statutory rate primarily due to full valuation allowance against net deferred tax assets as a result of insufficient sources of income. The reconciliation of tax expense at the statutory federal tax rate versus the recorded income tax expense is as follows for the years ended December 31, 2020 and 2019:

	2020	2019
Statutory U.S. federal rate	$(6,649,878)	$(3,878,443)
State income tax net of federal benefit	(1,141,758)	(767,428)
Permanent items	77,747	109,580
Other prior year adjustments	(99,275)	(1,339)
Rate adjustment	(12,921)	65,267
Valuation allowance	7,826,085	4,472,363
Total income tax expense (benefit)	$—	$—

Deferred income taxes reflect the net effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The principal components of the Company’s deferred tax assets for the years ended December 31, 2020 and 2019 consisted of the following:

	2020	2019
Net operating loss carryforwards	$24,923,945	$18,039,466
Amortizable assets	6,321	7,143
Equity compensation	50,118	77,916
Salaries and wages	1,048,104	151,442
Deferred rent	—	133,387
Deferred revenue	861,120	544,415
Leasehold improvements	611,657	—
Other	303,317	26,535
Total deferred tax assets	27,804,582	18,980,304
Less: valuation allowance	(25,316,127)	(17,490,042)
Net deferred tax asset	2,488,455	1,490,262
Operating lease ROU	(545,045)	—
Fixed assets	(1,943,410)	(1,490,262)
Total deferred tax liabilities	(2,488,455)	(1,490,262)
Net deferred tax assets (liabilities)	$—	$—

The Company determines its valuation allowance on deferred tax assets by considering both positive and negative evidence in order to ascertain whether it is more likely than not that deferred tax assets will be realized. Realization of deferred tax assets is dependent upon the generation of future taxable income, if any, the timing and amount of which are uncertain. Due to the history of losses the Company has generated in the past, the Company believes that it is not more likely than not that all of the deferred taxes can be realized as of December 31, 2020 and 2019; accordingly, the Company has recorded a full valuation allowance on its net deferred tax assets. The valuation allowance increased $7,826,085 and $4,184,528 during the years ended December 31, 2020 and 2019, respectively.

17.         Income Taxes (continued)

At December 31, 2020, the Company has federal net operating loss carryforwards of approximately $103,569,264 and state net operating loss carryforwards of $56,390,660. As a result of Tax Cuts and Jobs Act, for U.S. income tax purposes, the net operating loss generated in tax years beginning before January 1, 2018 can be carried forward for 20 years, but net operating loss generated for tax years beginning after December 31, 2017 are carried forward indefinitely and are limited to 80% utilization against taxable income. Of the total federal net operating loss, $30,230,297 will begin to expire in 2034 and $73,338,967 will not expire but can only offset 80% of future taxable income in any given year. Of the total state NOL carryforwards, $247,181 can be carried forward indefinitely, with the remainder first beginning to expire in 2029.

Pursuant to Code Sections 382 and 383, annual use of our net operating losses may be limited in the event a cumulative change in ownership of more than 50% occurs within a three-year period. The Company has not completed a formal study in accordance with sections 382 and 383 to determine the limitations if a change in ownership has occurred or if there are any limitations on the utilization of net operating loss carryforwards. If net operating loss carryforwards are eliminated the related tax assets would be removed from the deferred tax assets schedule with a corresponding reduction in the valuation allowance.

The Company files US. federal and various state and local income tax returns and is not under examination by any of the taxing authorities. Tax years 2017 and forward remain open for examination for federal tax purpose and tax years 2016 and forward remain open for examination for state tax purposes. Carryforward attributes that were generated in years where the statute of limitation is closed may still be adjusted upon examination by the Internal Revenue Service or other respective tax authority.

On March 27, 2020, the United States enacted the Coronavirus Aid, Relief and Economic Security Act (CARES Act). The CARES Act is an emergency economic stimulus package that includes spending and tax breaks to strengthen the United States economy and fund a nationwide effort to curtail the effect of COVID-19. While the CARES Act provides sweeping tax changes in response to the COVID-19 pandemic, some of the more significant provisions are the extension of the carryback period of certain losses to five years and increasing the ability to deduct interest expense from 30 percent to 50 percent of modified taxable income. The CARES Act also provides for a credit against employee wages, the opportunity to defer payment of a portion of federal payroll taxes to December 2021 and December 2022 and enhanced small business loans to assist businesses impacted by the pandemic. The Company’s tax provision and financial position was not materially impacted by the CARES Act.

On December 27, 2020, the United States enacted the Consolidated Appropriations Act which extended and modified many of the tax related provisions of the CARES Act. The Company’s tax provision and financial position was not materially impacted by the Consolidated Appropriations Act.

On June 29, 2020, the state of California enacted Assembly Bill No. 85 (AB 85) suspending California net operating loss utilization and imposing a cap on the amount of business incentive tax credits companies can utilize, effective for tax years 2020, 2021 and 2022. There was no material impact from the provisions of AB 85 in 2020.

The following table summarizes the reconciliation of the unrecognized tax benefits activity during the year ended December 31, 2020:

Unrecognized Tax Benefits – Beginning	$239,927
Gross increases – tax positions in prior period	—
Gross decreases – tax positions in prior period	—
Gross increase – current-period tax positions	—
Gross decrease – current-period tax positions	—
Settlements	—
Lapse of statute of limitations	—
Unrecognized Tax Benefits – Ending	$239,927

17.         Income Taxes (continued)

Due to the Company’s valuation allowance, none of the unrecognized tax benefits, if recognized, would affect the Company’s effective tax rate. The Company’s policy is to recognize interest expense and penalties related to income tax matters as tax expense. At December 31, 2020, there are no significant accruals for interest or penalties related to unrecognized tax benefits. The Company does not expect that there will be unrecognized tax benefits of a significant nature that will increase or decrease within 12 months of the reporting date.

LifeSci Acquisition II Corp
INCOME TAX

NOTE 8. INCOME TAX

The Company did not have any significant deferred tax assets or liabilities as of June 30, 2021 and 2020.

The Company’s net deferred tax assets are as follows:

	June 30,
	2021	2020
Deferred tax asset
Net operating loss carryforward	$6,802	$210
Startup/Organization Expenses	111,312	—
Total deferred tax asset	118,114	210
Valuation allowance	(118,114)	(210)
Deferred tax asset, net of allowance	$—	$—

NOTE 8. INCOME TAX (continued)

The income tax provision consists of the following:

	June 30,
	2021	2020
Federal
Current	$—	$—
Deferred	(117,904)	(210)
State
Current	$—	$—
Deferred	—	—
Change in valuation allowance	117,904	210
Income tax provision	$—	$—

As of June 30, 2021 and 2020, the Company had $31,391 and $1,000, respectively, of U.S. federal and state net operating loss carryovers available to offset future taxable income.

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the year ended June 30, 2021 and for the period from December 18, 2019 (inception) through June 30, 2020, the change in the valuation allowance was $117,904 and $210, respectively.

A reconciliation of the federal income tax rate to the Company’s effective tax rate at June 30, 2021 and 2020 is as follows:

	June 30,
	2021	2020
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.0%	0.0%
Change in valuation allowance	(21.0)%	(21.0)%
Income tax provision	0.0%	0.0%

The Company files income tax returns in the U.S. federal jurisdiction in various state and local jurisdictions and is subject to examination by the various taxing authorities.